SHAREHOLDERS' EQUITY (Schedule Of Options Outstanding and Exercisable by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2015 shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	10,677,833
Weighted average remaining contractual life	7 years 1 month 2 days
Number of exercisable options outstanding	5,970,970
Weighted average remainging contractual life of options	6 years 3 months 14 days
Employee Stock Options [Member] | 0.001-1.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	5,601,500
Weighted average remaining contractual life	6 years 2 months 5 days
Number of exercisable options outstanding	3,985,553
Weighted average remainging contractual life of options	5 years 7 months 13 days
Employee Stock Options [Member] | 1.05-5.8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	757,533
Weighted average remaining contractual life	6 years 11 months 26 days
Number of exercisable options outstanding	454,249
Weighted average remainging contractual life of options	6 years 10 months 6 days
Employee Stock Options [Member] | 5.8-10.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,459,672
Weighted average remaining contractual life	7 years 4 months 28 days
Number of exercisable options outstanding	775,485
Weighted average remainging contractual life of options	7 years 4 months 13 days
Employee Stock Options [Member] | 10.12-18.61 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	951,188
Weighted average remaining contractual life	8 years 4 months 6 days
Number of exercisable options outstanding	378,470
Weighted average remainging contractual life of options	8 years 1 month 10 days
Employee Stock Options [Member] | 18.61-22.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,598,047
Weighted average remaining contractual life	9 years 18 days
Number of exercisable options outstanding	245,407
Weighted average remainging contractual life of options	8 years 10 months 28 days
Employee Stock Options [Member] | 22.79-28.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	309,893
Weighted average remaining contractual life	8 years 2 months 1 day
Number of exercisable options outstanding	131,806
Weighted average remainging contractual life of options	8 years 14 days